As filed with the Securities and Exchange Commission on October 27, 2008

No. 33-54047

No. 811-7185

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 25	☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 26	☒

Morgan Stanley

Select Dimensions Investment Series

(A Massachusetts business trust)

(Exact Name of Registrant as Specified in Charter)

522 Fifth Avenue

New York, New York 10036

(Address of Principal Executive Office)

Registrant’s Telephone Number, Including Area Code:  (800) 869-6397

Amy R. Doberman, Esq.

522 Fifth Avenue

New York, New York 10036

(Name and Address of Agent For Service)

Copy to:

Carl Frischling, Esq.	Stuart M. Strauss, Esq.
Kramer Levin Naftalis & Frankel LLP	Clifford Chance US LLP
1177 Avenue of the Americas	31 West 52nd Street
New York, New York 10036	New York, New York 10019

Approximate Date of Proposed Public Offering:

As soon as practicable after this Post-Effective Amendment becomes effective

It is proposed that this filing will become effective (check appropriate box):

☐                      Immediately upon filing pursuant to paragraph (b)

☒                    On November 3, 2008 pursuant to paragraph (b)

☐                      60 days after filing pursuant to paragraph (a)(1)

☐                      On (date) pursuant to paragraph (a)(1)

☐                      75 days after filing pursuant to paragraph (a)(2)

☐                      On (date) pursuant to paragraph (a) of Rule 485

Amending the Prospectus and Updating Financial Statements

If appropriate, check the following box:

☒                    This post-effective amendment designates a new effective

                                  date for a previously filed post-effective amendment.

The sole purpose of this filing is to delay the effectiveness of the Trust’s  Post-Effective Amendment No. 24 to its Registration Statement until November 3, 2008. Post-Effective Amendment No. 24 to the Trust’s Registration Statement relates to the Global Infrastructure Portfolio (the “Portfolio”) (formerly, the Utilities Portfolio), a portfolio of the Trust.  Post-Effective Amendment No. 24 to the Trust’s Registration Statement was filed in order to implement certain changes to the Portfolio’s investment strategies and to change the Portfolio’s name from the Utilities Portfolio to the Global Infrastructure Portfolio.  Parts A, B and C of Registrant’s Post-Effective Amendment No. 24 under the Securities Act of 1933 and Amendment No. 25 under the Investment  Company Act of 1940, filed on August 29, 2008 are incorporated by reference herein.

2

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 27th day of October, 2008.

MORGAN STANLEY SELECT DIMENSIONS INVESTMENT
SERIES

By:	/s/	Randy Takian
Randy Takian
President and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 25 has been signed below by the following persons in the capacities and on the dates indicated.

Signatures			Title	Date

(1) Principal Executive Officer			President and Principal Executive
Officer

By:	/s/ Randy Takian
	Randy Takian			October 27, 2008

(2) Principal Financial Officer			Chief Financial Officer

By:	/s/ Francis J. Smith
	Francis J. Smith			October 27, 2008

(3) Majority of the Trustees

James F. Higgins

By:	/s/ Stefanie V. Chang Yu
	Stefanie V. Chang Yu			October 27, 2008
Attorney-in-Fact

	Frank L. Bowman	Michael F. Klein
	Michael Bozic	Michael E. Nugent (Chairman)
	Kathleen A. Dennis	W. Allen Reed
	Manuel H. Johnson	Fergus Reid
Joseph J. Kearns

By:	/s/ Carl Frischling
	Carl Frischling			October 27, 2008
Attorney-in-Fact